Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 14. COMMITMENTS AND CONTINGENCIES

The following table sets forth the Company’s office lease commitment as of December 31, 2017:

Office Rental

Year ending December 31,
2018	$1,819,302
2019	1,738,700
2020	823,372
Total	$4,381,374

For the years ended December 31, 2017, 2016 and 2015, rental expenses under operating leases were approximately $975,868, $453,667 and $483,970, respectively.

In the ordinary course of business, the Company may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Company records contingent liabilities resulting from such claims, when a loss is assessed to be probable and the amount of the loss is reasonably estimable.